LONG-TERM DEBT RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Long-term Debt Related Parties
LONG-TERM DEBT RELATED PARTIES

NOTE 11: LONG-TERM DEBT RELATED PARTIES

The following is a summary of the current portion - long-term debt - related parties as of June 30, 2021 and December 31, 2020:

		June 30, 2021	December 31, 2020
Unsecured advances - CEO	(a)	$2,006,691	$1,718,277
Notes payable - Satinder Thiara	(b)	32,000	57,000
Promissory note – Kunaal Sikka	(c)	15,000	15,000
Notes payable – Swarn Singh	(d)	45,000	45,000
Note payable - Chaudhary	(e)	8,427	8,122
Note payable - Director	(g)	400,000	-
Advances – former CEO of Rohuma		15,141	-
Advances – former CEO of Mimo Technologies	(f)	122,580	-

		2,644,839	1,843,399
Current portion of long-term debt related parties		(2,629,839)	(1,843,399)
Long-term debt – related parties		$15,000	$-

(a)	This is an unsecured advance from the CEO originally entered into January 1, 2015. The note bears interest at 15% annually (1.25% monthly) and are due on demand.

(b)	Notes payable to Satinder Thiara entered into May 25, 2016 ($22,000) which is due December 31, 2021, December 13, 2016 ($10,000) which is due December 31, 2021, and May 1, 2018 ($25,000) which matured December 31, 2019 at interest rate of 15% annually (1.25% monthly). These are unsecured loans. The May 1, 2018 note is in default as of December 31, 2019. As a result the interest rate was changed to 21% annually (1.75% monthly). The May 1, 2018 note that matured December 31, 2019 was converted along with $12,392 in accrued interest into 43,990 shares of common stock on March 5, 2021.

(c)	Unsecured promissory note from Kunaal Sikka, the CEO’s son, dated September 13, 2018, in the amount of $15,000, maturing on December 31, 2019, and accruing interest at an annual rate of 12%. The note was in default as of December 31, 2019 through June 25, 2021 when the note was extended until December 31, 2022. As a result the interest rate was changed to 18% annually (1.50% monthly) through June 25, 2021 and then changed to 6% annually.

(d)	Note payable to Swarn Singh, father-in-law of the CEO, entered into January 3, 2017 ($25,000) and February 1, 2017 ($20,000) at interest rate of 15% annually (1.25% monthly). These are unsecured notes. Both notes were due December 31, 2019. The notes are in default as of December 31, 2019. As a result the interest rate was changed to 21% annually (1.75% monthly).

(e)	Note payable to Sushil Chaudhary dated April 27, 2020 in the amount of 1,100,000 INR (approximately $14,500 US$) due on demand at 13% per annum. This amount was offset by an amount due from the company that Sushil Chaudhary owns in the amount of $8,179.

(f)	Note payable to Lathika Regunathan dated June 18, 2021 in the amount of 7,650,000 INR (approximately $100,000 US$) interest free and due on demand.

(g)	Note payable to a director dated June 15, 2021 that matures December 12, 2021 in the amount of $400,000. The note does not bear interest however the director received two tranches of 150,000 shares each for lending this amount. If the note is repaid by the maturity date, one of the two tranches of 150,000 shares will be returned.

Interest expense on these notes for the six months ended June 30, 2021 and 2020 are $158,537 and $107,869, respectively.

NOTE 9: LONG-TERM DEBT RELATED PARTIES

The following is a summary of the current portion - long-term debt - related parties as of December 31, 2020 and December 31, 2019:

		December 31, 2020	December 31, 2019
Unsecured advances - CEO	(a)	$1,718,277	$1,221,737

Notes payable - Satinder Thiara	(b)	57,000	57,000

Promissory note – Kunaal Sikka	(c)	15,000	15,000

Notes payable – Swarn Singh	(d)	45,000	45,000

Note payable - Chaudhary	(e)	8,122	-

		1,843,399	1,338,737
Current portion of long-term debt related parties		(1,843,399)	(1,306,737)
Long-term debt – related parties		$-	$32,000

(a)	This is an unsecured advance from the CEO originally entered into January 1, 2015. The note bears interest at 15% annually (1.25% monthly) and are due on demand.

(b)	Notes payable to Satinder Thiara entered into May 25, 2016 ($22,000) which is due December 31, 2021, December 13, 2016 ($10,000) which is due December 31, 2021, and May 1, 2018 ($25,000) which matured December 31, 2019 at interest rate of 15% annually (1.25% monthly). These are unsecured loans. The May 1, 2018 note is in default as of December 31, 2019. As a result the interest rate was changed to 21% annually (1.75% monthly).

(c)	Unsecured promissory note from Kunaal Sikka, the CEO’s son, dated September 13, 2018, in the amount of $15,000, maturing on December 31, 2019, and accruing interest at an annual rate of 12%. The note is in default as of December 31, 2019. As a result the interest rate was changed to 18% annually (1.50% monthly).

(d)	Note payable to Swarn Singh, father-in-law of the CEO, entered into January 3, 2017 ($25,000) and February 1, 2017 ($20,000) at interest rate of 15% annually (1.25% monthly). These are unsecured notes. Both notes were due December 31, 2019. The notes are in default as of December 31, 2019. As a result the interest rate was changed to 21% annually (1.75% monthly).

(e)	Note payable to Sushil Chaudhary dated April 27, 2020 in the amount of 1,100,000 INR (approximately $14,500 US$) due on demand at 13% per annum. This amount was offset by an amount due from the company that Sushil Chaudhary owns in the amount of $8,179.

Interest expense on these notes for the years ended December 31, 2020 and 2019 are $228,748 and $170,688, respectively.